Long-Term Loans (Details)				1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 10, 2022 USD ($)	Oct. 13, 2021 USD ($) shares	May 06, 2020 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2022	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Apr. 16, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 14, 2022 USD ($)	Apr. 16, 2022 USD ($)	Oct. 13, 2021 ₪ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares
Long-Term Loans (Details) [Line Items]
Existing investors total																	$ 2,000,000
Advance received																	$ 325,000
Future equity agreements, description											Pursuant to the applicable agreements, the SAFE automatically converts into Preferred Shares upon a future equity financing of at least $3,000 in which the Company sold such Preferred Shares. The number of Preferred Shares into which the SAFE would convert would be SAFE amount divided by the lower of (i) per-share price of the Preferred Share issued in the financing less a discount of 10%, and (ii) a per-share price obtained by dividing a valuation cap of $21,000 by the Company’s capitalization, on a fully diluted basis, immediately prior to the equity financing, excluding the SAFE, any other SAFEs and convertible loans (the “Company Capitalization” and the “Safe Price”, respectively); provided however, that in no event shall the conversion price be less than a per-share price obtained by dividing $19,500 by the Company Capitalization, unless the equity financing is made at a valuation which is lower than $19,500, in which event the SAFE will convert at the same per-share price as that determined in such equity financing. The number of shares that could be issued upon conversion SAFE is not limited.		Pursuant to the applicable agreements, the SAFE automatically converts into Preferred shares upon a future equity financing of at least $3,000 in which the Company sold such Preferred shares. The number of Preferred shares into which the SAFE would convert would be SAFE amount divided by the lower of (i) per-share price of the Preferred share issued in the financing less a discount of 10%, and (ii) a per-share price obtained by dividing a valuation cap of $21,000 by the Company’s capitalization, on a fully diluted basis, immediately prior to the equity financing, excluding the SAFE, any other SAFEs and convertible loans (the “Company Capitalization” and the “Safe Price”, respectively); provided however, that in no event shell the conversion price be less than a per-share price obtained by dividing $19,500 by the Company Capitalization, unless the equity financing is made at a valuation which is lower than $19,500, in which event the SAFE will convert at the same per-share price as that determined in such equity financing. The number of shares that could be issued upon conversion SAFE is not limited.
Valuation capital amount											$ 600,000,000
Fair value adjustment											2,776,000	$ 4,170,000	$ 25,207,000
Debt Instrument fair value													27,207,000
Borrowed working capital									$ 3,000,000
Interest rate	10.00%	7.00%							11.50%	11.50%		11.50%
Principal amount percentage										3.00%		3.00%
Additional loan amount							$ 1,000,000				$ 1,000,000		$ 1,000,000
Warrant purchase (in Shares) | shares											20,591,000		20,591
Exercise price											$ 36,909		$ 36,909
Loan agreement, description											the Company raises more than $10,000 in an equity financing, the monthly repayment amount of the principal for 6 months will be reduced to 2% instead of 3%.		the Company raises more than $10,000 in an equity financing, the monthly repayment amount of the principal for 6 months will be reduced to 2% instead of 3%.
Proceeds received											$ 3,000,000		$ 3,000,000
Fair value residual proceeds amount											$ 4,000,000		$ 2,733,000
Borrowed additional funding		$ 1,500,000
Capital, description											If the Company does not consummate an equity capital raise reflecting a Company pre money valuation of at least $100,000 during the first 6 months following the agreement date, then, the Company shall grant Discount Capital an additional Warrant to purchase additional 1,200 Preferred A Shares at the par value of NIS 0.01 per share.		In addition, as part of the terms of the Second Loan Agreement, the Company granted an additional Warrant to Discount Capital, according to which Discount Capital is entitled to purchase 2,400 Preference A share of the Company at its par value of NIS 0.01 per share, and can be exercised for 7 years from its grant or at the consummation of a qualified acquisition as specified in the such additional Warrant, whichever is earlier. If the Company does not consummate an equity capital raise reflecting a Company pre money valuation of at least $100,000 during the first 6 months following the agreement date, then, the Company shall grant Discount Capital an additional Warrant to purchase additional 1,200 Preferred A shares at the par value of NIS 0.01 per share.
One-time fee											$ 200,000		$ 200,000
Loans received	$ 4,170		$ 21,000							$ 87,500
Loan payable years						5 years							5 years
Interest accrued														$ 87.5	$ 21
Financial income								$ 109,000
Discount rate											20.00%		20.00%
Valuation capital liquidation											$ 21,000,000
Fair value safe											$ 29,983,000		$ 27,207,000
Borrowed working capital									$ 3,000,000	$ 3,000,000
Price per share (in New Shekels per share) | (per share)						$ 0.01					$ 0.01		$ 0.01			₪ 0.01		$ 0.01
Convertible note											$ 30,000,000
Loans received											4,000,000
Safe agreement, description					the Company signed two amendments to the 2021 SAFE agreements according to which: (i) the discount rate was changed from 20% to 25% (ii) the valuation cap for purposes of calculating conversion price was reduced to $400,000 instead of $600,000, and (iii) the requirement to obtain subscription of convertible notes, as condition precedent for the transfer of funds under the 2021 SAFE, was reduced to $30,000 instead of $75,000.
Safe agreements amount											250,000
Safe agreements amount											310,000
Preferred Shares [Member]
Long-Term Loans (Details) [Line Items]
Discount rate													20.00%
Warrant [Member]
Long-Term Loans (Details) [Line Items]
Fair value residual proceeds amount											$ 2,733,000
Preferred Shares [Member]
Long-Term Loans (Details) [Line Items]
Discount rate											20.00%
HOLISTO LTD. [Member]
Long-Term Loans (Details) [Line Items]
Valuation capital amount													$ 600,000
PPP loan [Member]
Long-Term Loans (Details) [Line Items]
Interest rate						1.00%							1.00%
Initial Public Offering [Member]
Long-Term Loans (Details) [Line Items]
Valuation capital amount													$ 21,000,000
Preference A Shares [Member]
Long-Term Loans (Details) [Line Items]
Discount capital purchase (in Shares) | shares		2,400				2,400							2,400
New Additional Loan [Member]
Long-Term Loans (Details) [Line Items]
Loan amount		$ 1,500,000
Financing Agreement [Member]
Long-Term Loans (Details) [Line Items]
Proceeds received											$ 1,500,000		$ 1,500,000
Fair value residual proceeds amount											895,000		$ 895,000
SAFE [Member]
Long-Term Loans (Details) [Line Items]
Valuation capital amount											$ 600,000,000
Discount rate											20.00%		20.00%
SAFE [Member] | HOLISTO LTD. [Member]
Long-Term Loans (Details) [Line Items]
Valuation capital amount													$ 600,000
Business Combination agreement [Member]
Long-Term Loans (Details) [Line Items]
Company signed SAFEs amount				$ 4,000,000		$ 4,000,000
Aggregate amount				$ 75,000,000		$ 75,000,000